SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Prepaid expenses and other current assets		$ 256
Accrued expenses and other payables		$ 182
Quantitative information of right-of-use assets and lease liabilities [abstract]
Right-of-use assets, beginning balance	$ 0
Lease liabilities as of beginning of period	7,032
Right-of-use assets, ending balance	6,157
Reconciliation to operating lease commitments [Abstract]
Operating lease commitments as of beginning of period	7,441
Discounted operating lease commitments of beginning of period	7,032
Lease liabilities as of beginning of period	$ 7,032
Bottom of Range [Member]
Reconciliation to operating lease commitments [Abstract]
Weighted average incremental borrowing rate as of beginning of period (%)	1.45%
Top of Range [Member]
Reconciliation to operating lease commitments [Abstract]
Weighted average incremental borrowing rate as of beginning of period (%)	4.01%
Lease Liabilities [Member]
Quantitative information of right-of-use assets and lease liabilities [abstract]
Lease liabilities as of beginning of period	$ 7,032
Interest expenses	211
Re-measurement, lease liabilities	58
Additions	86
Payments	(815)
Lease liabilities, ending balance	6,572
Reconciliation to operating lease commitments [Abstract]
Lease liabilities as of beginning of period	7,032
Right-of-use assets [Member]
Quantitative information of right-of-use assets and lease liabilities [abstract]
Right-of-use assets, beginning balance	7,106
Depreciation expenses	(1,093)
Re-measurement, right-of-use assets	58
Additions	86
Right-of-use assets, ending balance	6,157
Offices and Labs [Member]
Quantitative information of right-of-use assets and lease liabilities [abstract]
Right-of-use assets, beginning balance	2,104
Depreciation expenses	(588)
Right-of-use assets, ending balance	1,516
Vehicles [Member]
Quantitative information of right-of-use assets and lease liabilities [abstract]
Right-of-use assets, beginning balance	291
Depreciation expenses	(67)
Re-measurement, right-of-use assets	2
Additions	86
Right-of-use assets, ending balance	312
Production Plant [Member]
Quantitative information of right-of-use assets and lease liabilities [abstract]
Right-of-use assets, beginning balance	4,711
Depreciation expenses	(438)
Re-measurement, right-of-use assets	56
Additions	0
Right-of-use assets, ending balance	$ 4,329